Concentrations	12 Months Ended
Sep. 30, 2023
Concentrations [Abstract]
CONCENTRATIONS

23. CONCENTRATIONS

Concentrations of credit risk

As of September 30, 2022 and 2023, cash, cash equivalents and restricted cash balances in the PRC was $4,413,218 and $17,253,995 respectively, which were primarily deposited in financial institutions located in Mainland China, and each bank account is insured by the government authority with the maximum limit of RMB500,000 ($68,531). To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions in China which management believes are of high credit quality and management also continually monitors the financial institutions’ credit worthiness.

Concentrations of customers

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of September 30, 2022 and 2023.

	As of September 30, 2022			As of September 30, 2023
Customer	Amount		% of Total	Amount	% of Total
A	$	*	*	$1,308,360	35%
B		*	*	566,209	15%
C		1,520,966	20%	*	*
D		1,354,509	18%	*	*
E		1,350,323	18%	*	*
Total		$4,225,798	56%	$1,874,569	50%

*	The percentage is below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total advances from customers as of September 30, 2022 and 2023.

	As of September 30, 2022			As of September 30, 2023
Customer	Amount		% of Total	Amount	% of Total
F	$	*	*	$536,032	14%
Total		$-	-	$536,032	14%

*	The percentage is below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total revenues for the years ended September 30, 2021, 2022, and 2023.

	Years Ended September 30,
	2021				2022		2023
Customer	Amount		% of Total		Amount	% of Total	Amount	% of Total
B	$	*	$	*	$2,045,462	12%	$4,216,099	27%
C		2,230,798		10%	*	*	*	*
G		3,062,302		13%	*	*	*	*
A		*		*	*	*	2,148,896	14%
Total		$5,293,100		23%	$2,045,462	12%	6,364,995	41%

*	The percentage is below 10%

Concentrations of suppliers

The following table sets forth information as to each customer that accounted for 10% or more of total accounts payable as of September 30, 2022 and 2023.

	As of September 30, 2022				As of September 30, 2023
Supplier	Amount		% of Total		Amount	% of Total
A	$	*	$	*	$273,032	30%
B		*		*	178,180	20%
C		*		*	123,355	14%
D		191,645		24%	*	*
E		159,767		20%	*	*
F		114,993		15%	*	*
G		*		*	90,625	10%
Total		$466,405		59%	$665,192	74%

*	The percentage is below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total advances to suppliers as of September 30, 2022 and 2023.

	As of September 30, 2022				As of September 30, 2023
Supplier	Amount		% of Total		Amount	% of Total
H	$	*	$	*	$3,754,783	20%
I		*		*	2,894,737	15%
J		*		*	2,192,982	12%
K		*		*	2,164,474	12%
Total		$-		-	$11,006,976	59%

*	The percentage is below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total purchases for the years ended September 30, 2021, 2022, and 2023.

	Years Ended September 30,
	2021				2022				2023
Suppliers	Amount		% of Total		Amount		% of Total		Amount	% of Total
G	$	*	$	*	$	*	$	*	$2,526,308	17%
K		*		*		*		*	2,179,826	15%
L		*		*		*		*	1,884,765	13%
M		*		*		2,188,426		10%	*	*
N		3,485,941		16%		*		*	*	*
O		2,420,798		11%		*		*	*	*
Total		$5,906,739		27%		$2,188,426		10%	$6,590,899	45%

*	The percentage is below 10%